Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues		$ 329,119	$ 947,732
Costs of revenue		(338,110)	(2,698,808)
Gross loss		(8,991)	(1,751,076)
Service income		3,244	208,303
Service expenses		(5,497)	(198,745)
Selling expenses		(63,089)	(456,852)
General and administrative expenses		(43,703)	(866,260)
Provision for doubtful accounts		(32,321)	(618,290)
Impairment loss on intangible assets		(18,447)
Financial expenses		88	88
Other income		1,261	19,553
Other expenses		(275)	(186)
Provision for income tax expense		(844)
Loss on disposal of discontinued operations		(82,579)
Net loss from discontinued operations		$ (251,153)	$ (3,663,465)